Key Management Personnel Disclosures (Details) - Schedule of aggregate compensation made to directors and other members of key management personnel	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Aggregate Compensation Made To Directors And Other Members Of Key Management Personnel Abstract
Short-term employee benefits	$ 821,414	$ 558,026	$ 647,248
Post-employment benefits	294,171	199,844	157,798
Israel deferred payments	653,768	444,136
Share-based payments	93,036	63,204	46,518
Total	$ 1,862,389	$ 1,265,210	$ 851,564